Capital management	12 Months Ended
Jun. 30, 2026
Capital Management
Capital management

41. Capital management

The Group manages its capital to ensure it can continue as a going concern while providing returns to shareholders and benefits to other stakeholders. Capital comprises equity attributable to owners of the parent together with the Group’s borrowings. The Board reviews the capital structure regularly, having regard to the cost of capital and the risks associated with each class of capital.

The Group is not subject to externally imposed capital requirements. The Streeterville promissory notes and the Advaitha note purchase agreement do not contain financial covenants requiring the maintenance of specified ratios or levels of net assets, earnings or liquidity. They contain the trigger events described at Note 33, which include non-payment, insolvency, an unvacated money judgment exceeding USD 250,000 and breach of any other financing agreement exceeding USD 500,000. No trigger event occurred during the year or up to the date these consolidated financial statements were authorised for issue, and the Group complied with the terms of all of its borrowings throughout the period.